Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 29, 2025	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2015	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Sep. 30, 2016	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000244082
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Blue Chip Equity Income Fund
Accumulated Value				$ 10,000															$ 10,637			$ 12,938	$ 14,939	$ 15,475	$ 17,751	$ 21,259	$ 18,847	$ 23,438	$ 32,014	$ 40,134
C000244083
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Fund
Accumulated Value				10,000															12,447			13,977	15,188	12,148	12,646	20,436	14,675	19,094	23,603	30,710
C000263105
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Small Cap Growth Fund
Accumulated Value	$ 10,000					$ 10,809
C000244085
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Small Cap Growth Fund
Accumulated Value				10,000															10,415			11,472	14,198	11,959	11,209	19,239	15,599	18,615	23,574	25,247
C000244084
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Small Cap Growth Fund
Accumulated Value				10,000															10,387			11,410	14,084	11,833	11,065	18,947	15,327	18,242	23,031	24,617
C000252100
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Small Intrinsic Value Fund
Accumulated Value		$ 10,089	$ 10,000		$ 9,747		$ 9,846	$ 9,478	$ 10,383	$ 9,618		$ 9,761	$ 9,192	$ 8,474	$ 7,998	$ 8,367	$ 8,674	$ 8,982		$ 9,746	$ 9,689
C000244086
Account Value [Line Items]
Line Graph and Table Measure Name											Hodges Small Intrinsic Value Fund
Accumulated Value				10,000															10,590			12,633	13,562	12,047	10,879	18,105	16,922	19,193	22,248	21,818
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,493			13,624	16,044	16,665	19,334	25,321	20,962	25,404	34,468	40,586
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,543			13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					10,894
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,547			13,942	16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,547			13,942	16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,031	10,000		9,843		9,849	9,695	10,630	9,744		9,944	9,564	8,990	8,629	8,991	9,436	9,603		10,416	10,626
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000															11,881			14,322	15,658	14,367	12,229	20,047	16,501	17,795	22,401	24,167
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,543			13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000					$ 10,524
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,543			13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000															11,543			13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,159	$ 10,000		$ 10,405		$ 10,627	$ 10,531	$ 11,149	$ 10,883		$ 11,186	$ 11,040	$ 10,418	$ 10,348	$ 10,999	$ 11,558	$ 11,818		$ 12,057	$ 12,498
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000															$ 11,543			$ 13,691	$ 16,143	$ 16,830	$ 19,380	$ 25,194	$ 21,296	$ 25,900	$ 35,315	$ 41,530